SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NATURE OF OPERATIONS - Narrative (Details)		3 Months Ended								12 Months Ended
	Nov. 30, 2017 USD ($)	Dec. 31, 2018 USD ($) lender	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) lender reporting_unit	Dec. 31, 2017 USD ($) reporting_unit	Dec. 31, 2016 USD ($)	Mar. 31, 2019 USD ($)	Nov. 02, 2018 USD ($)	Aug. 31, 2018 USD ($)	Aug. 13, 2018 USD ($)	Feb. 28, 2017 USD ($)
Accounting Policies [Abstract]
Stock split conversion ratio	36
Debt Instrument [Line Items]
Decrease in cash provided by operating activities										$ 534,464,000	$ 434,904,000	$ 329,359,000
Increase (decrease) in net cash provide by (used in) investing activities										$ (620,845,000)	(432,851,000)	(297,673,000)
Loans receivable, expected term										60 months
Cash		$ 61,175,000				$ 153,483,000				$ 61,175,000	153,483,000
Restricted cash		25,439,000				8,548,000				25,439,000	8,548,000
Delinquent loans receivable		66,474,000				56,614,000				66,474,000	56,614,000
Allowance for loan losses		73,997,000				64,127,000				73,997,000	64,127,000	36,890,000
Revenue		287,579,000	$ 269,482,000	$ 237,169,000	$ 250,843,000	256,406,000	$ 244,484,000	$ 207,359,000	$ 215,888,000	1,045,073,000	924,137,000	794,876,000
Loans receivable, net		497,534,000				349,120,000				497,534,000	349,120,000
CSO guarantee liability		$ (12,007,000)				(17,795,000)				(12,007,000)	(17,795,000)	(17,052,000)
Realized loss on cash flow hedge										$ 556,000	$ 333,000	0
Number of reporting units | reporting_unit										2	2
Goodwill impairment charges										$ 0
Impairment of intangible assets, indefinite-lived											$ 0
Increase (decrease) in effect of exchange rate changes on cash and restricted cash										$ (7,345,000)	7,776,000	(2,039,000)
Accounting Standards Update 2016-18
Debt Instrument [Line Items]
Increase (decrease) in net cash provide by (used in) investing activities											(4,000,000)	3,100,000
Increase (decrease) in effect of exchange rate changes on cash and restricted cash											300,000	(800,000)
Credit Services Organization Programs
Debt Instrument [Line Items]
Number of unaffiliated third-party lenders for CSO programs | lender		4								4
CSO guarantee liability		$ (12,007,000)				(17,795,000)				$ (12,007,000)	(17,795,000)
Credit Services Organization Programs | Financial Guarantee
Debt Instrument [Line Items]
Guarantor obligations, maximum exposure, undiscounted		66,900,000				65,200,000				$ 66,900,000	65,200,000
Consumer Portfolio Segment | Auto Title Loan
Debt Instrument [Line Items]
Loans receivable, expected term										30 days
Consumer Portfolio Segment | Installment Loans
Debt Instrument [Line Items]
Delinquent loans receivable						56,600,000					56,600,000
Allowance for loan losses						64,100,000					64,100,000
Consumer Portfolio Segment | Installment Loans | Financing Receivables, 1 to 90 Days Past Due
Debt Instrument [Line Items]
Allowance for loan losses						36,000,000					36,000,000
Consumer Portfolio Segment | Unsecured Installment
Debt Instrument [Line Items]
Delinquent loans receivable		49,085,000				40,597,000				$ 49,085,000	40,597,000
Allowance for loan losses		37,716,000				39,025,000				37,716,000	39,025,000	16,012,000
Revenue										523,282,000	454,758,000	319,603,000
Loans receivable, net		152,687,000				142,563,000				152,687,000	142,563,000
CSO guarantee liability		(11,582,000)				(17,073,000)				$ (11,582,000)	$ (17,073,000)	(15,630,000)
Consumer Portfolio Segment | Unsecured Installment | Credit Services Organization Programs
Debt Instrument [Line Items]
Loans receivable loans paid off prior to maturity date under CSO program										57.30%	53.60%
Consumer Portfolio Segment | Secured Installment
Debt Instrument [Line Items]
Delinquent loans receivable		17,389,000				16,017,000				$ 17,389,000	$ 16,017,000
Allowance for loan losses		12,191,000				13,472,000				12,191,000	13,472,000	10,737,000
Revenue										110,677,000	100,981,000	81,453,000
Loans receivable, net		80,781,000				75,710,000				80,781,000	75,710,000
CSO guarantee liability		(425,000)				(722,000)				$ (425,000)	$ (722,000)	(1,148,000)
Consumer Portfolio Segment | Secured Installment | Credit Services Organization Programs
Debt Instrument [Line Items]
Loans receivable loans paid off prior to maturity date under CSO program										54.50%	53.60%
Minimum
Debt Instrument [Line Items]
Estimated useful life, finite-lived intangible assets										3 years
Minimum | Accounting Standards Update 2016-02 | Scenario, Forecast
Debt Instrument [Line Items]
Operating liabilities													$ 150,000,000
ROU assets													142,000,000
Minimum | Computer software
Debt Instrument [Line Items]
Estimated useful life, finite-lived intangible assets										3 years
Minimum | Furniture, fixtures and equipment
Debt Instrument [Line Items]
Estimated useful lives										5 years
Minimum | Leasehold improvements
Debt Instrument [Line Items]
Estimated useful lives										1 year
Minimum | Consumer Portfolio Segment | Payday Loan
Debt Instrument [Line Items]
Loans receivable, expected term										14 days
Maximum
Debt Instrument [Line Items]
Estimated useful life, finite-lived intangible assets										10 years
Maximum | Accounting Standards Update 2016-02 | Scenario, Forecast
Debt Instrument [Line Items]
Operating liabilities													160,000,000
ROU assets													$ 152,000,000
Maximum | Computer software
Debt Instrument [Line Items]
Estimated useful life, finite-lived intangible assets										10 years
Maximum | Furniture, fixtures and equipment
Debt Instrument [Line Items]
Estimated useful lives										7 years
Maximum | Leasehold improvements
Debt Instrument [Line Items]
Estimated useful lives										15 years
Maximum | Consumer Portfolio Segment | Payday Loan
Debt Instrument [Line Items]
Loans receivable, expected term										1 month
Maximum | Consumer Portfolio Segment | Installment Loans
Debt Instrument [Line Items]
Loans receivable, expected term										60 months
Variable Interest Entity
Debt Instrument [Line Items]
Restricted cash		12,840,000				6,871,000				$ 12,840,000	$ 6,871,000
Allowance for loan losses		12,688,000				46,140,000				12,688,000	46,140,000
Demand Deposit
Debt Instrument [Line Items]
Restricted cash		29,800,000				19,600,000				29,800,000	19,600,000
Demand Deposit | Restricted cash
Debt Instrument [Line Items]
Restricted cash		12,600,000				1,700,000				12,600,000	1,700,000
Demand Deposit | Prepaid expenses and other
Debt Instrument [Line Items]
Restricted cash		17,200,000				17,900,000				17,200,000	17,900,000
United States
Debt Instrument [Line Items]
Cash		42,400,000				117,500,000				42,400,000	117,500,000
Canada
Debt Instrument [Line Items]
Cash		18,800,000				36,000,000				18,800,000	36,000,000
Ohio | Consumer Portfolio Segment | Unsecured Installment | Credit Services Organization Programs
Debt Instrument [Line Items]
Revenue										19,300,000
Loans receivable, net		$ 5,200,000								$ 5,200,000
Ohio | Maximum | Credit Services Organization Programs
Debt Instrument [Line Items]
Loans receivable, expected term										18 months
Texas | Maximum | Credit Services Organization Programs
Debt Instrument [Line Items]
Loans receivable, expected term										180 days
Restatement Adjustment | ASC 230-10-45-12 and ASC 230-10-45-13 Classifications
Debt Instrument [Line Items]
Decrease in cash provided by operating activities											402,800,000	270,000,000
Increase (decrease) in net cash provide by (used in) investing activities											(417,500,000)	$ (278,500,000)
8.25% Senior Notes Due 2025
Debt Instrument [Line Items]
Stated interest rate (as percent)		8.25%								8.25%
8.25% Senior Notes Due 2025 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount															$ 690,000,000.0	$ 690,000,000.0
Stated interest rate (as percent)		8.25%								8.25%					8.25%	8.25%
12.00% Senior Secured Notes
Debt Instrument [Line Items]
Stated interest rate (as percent)																	12.00%
12.00% Senior Secured Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 135,000,000.0					$ 605,000,000.0					$ 605,000,000.0			$ 135,000,000.0			$ 470,000,000.0
Stated interest rate (as percent)	12.00%	12.00%	12.00%			12.00%				12.00%	12.00%			12.00%